Non-current asset held for sale (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Disclosure of non-current asset held for sale

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016
Opening balance	126.0	128.4
Closing balance at the end of the period	126.0	128.4